Disposal of Subsidiaries (Details)		1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disposal of Subsidiaries [Line Items]
Gain on disposal of a subsidiary		$ 402,044			$ 402,044
Gain from disposal of discontinued operation	$ 771,237
Estimated collectability				30,000,000
Allowance of credit loss				$ 19,700,000	$ 10,300,000
Wuhan BaiJiaYun [Member]
Disposal of Subsidiaries [Line Items]
Cash consideration		$ 248,000	¥ 1,800,000
Variable Interest Entity, Primary Beneficiary [Member] | Wuhan BaiJiaYun [Member]
Disposal of Subsidiaries [Line Items]
Equity interest		100.00%	100.00%